Significant Accounting Policies and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements

2. Significant Accounting Policies and Recent Accounting Pronouncements:

A summary of the Partnership’s significant accounting policies can be found in the Partnership’s consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2020, filed with the Securities and Exchange Commission on April 29, 2021. There have been no material changes to these policies in the six month period ended June 30, 2021.

During the six month periods ended June 30, 2021 and 2020, charterers that individually accounted for more than 10% of the Partnership’s revenues were as follows:

Charterer	2021	2020
A	45%	45%
B	39%	40%
C	16%	15%
Total	100%	100%

Recent Accounting Pronouncements Not Yet Adopted

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform. ASU 2020-04 applies to contracts that reference LIBOR or another reference rate expected to be terminated because of reference rate reform. In January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848). The amendments in this Update clarify that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. Amendments in this Update to the expedients and exceptions in Topic 848 capture the incremental consequences of the scope clarification and tailor the existing guidance to derivative instruments affected by the discounting transition. The amendments in this Update apply to all entities that elect to apply the optional guidance in Topic 848. ASU 2020-04 and ASU 2021-10 can be adopted as of March 12, 2020 through December 31, 2022. As of June 30, 2021, the Partnership has not made any contract modifications to replace the reference rate in any of its agreements and has not evaluated the effects of this standard on its consolidated financial position, results of operations, and cash flows. The Partnership is in the process of evaluating the impact this guidance may have on its consolidated financial statements and related disclosures.

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force). The ASU addresses the diversity in practice in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (e.g., warrants) that remain equity classified after modification or exchange. Under the guidance, an issuer determines the accounting for the modification or exchange based on whether the transaction was done to issue equity, to issue or modify debt or for other reasons. The ASU is effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but entities need to apply the guidance as of the beginning of the fiscal year that includes the interim period in which they choose to early adopt the guidance. The guidance is applied prospectively to all modifications or exchanges that occur on or after the date of adoption. The Partnership is currently evaluating the impact this guidance may have on its consolidated financial statements and related disclosures.

2. Significant Accounting Policies and Recent Accounting Pronouncements (continued):

In July 2021, the FASB issued ASU No. 2021-05 Leases (Topic 842): Lessors-Certain Leases with Variable Lease Payments. The ASU amends the lessor lease classification guidance in ASC 842 for leases that include any amount of variable lease payments that are not based on an index or rate.

If such a lease meets the criteria in ASC 842-10-25-2 through 25-3 for classification as either a sales-type or direct financing lease, and application of the sales-type or direct financing lease recognition guidance would result in recognition of a selling loss, then the amendments require the lessor to classify the lease as an operating lease. For public business entities that have adopted ASC 842 as of July 19, 2021, the amendments in ASU 2021-05 are effective for fiscal years beginning after Dec 15, 2021 and for interim periods within those fiscal years. The Partnership is currently evaluating the impact this guidance may have on its consolidated financial statements and related disclosures.